STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
STATEMENTS OF OPERATIONS
General and administrative expenses (includes directors' fees in the amount of $10, $7 and $8, for the years 2022, 2021 and 2020, respectively)	$ 41	$ 43	$ 48
Operating loss	(41)	(43)	(48)
Financial income, net	56	3	25
Net profit (loss)	$ 15	$ (40)	$ (23)
Per share data
Basic and diluted profit (loss)	$ 0.012	$ (0.032)	$ (0.018)
Number of outstanding shares used in computing profit (loss) per ordinary share
Basic and diluted	1,255,640	1,255,640	1,255,640